Other assets (Tables)	12 Months Ended
Dec. 31, 2018
Other assets
Summary of Other Assets

The other assets consist of the following:

	As of December 31,
	2017	2018
Current
Deposits	2,248	984
Prepayments	266	1,262
VAT receivable	379	325
Others	214	671
	3,107	3,242
Non-current
Rental deposits	284	232
	284	232